Commercialization Agreement (Details) - USD ($)		3 Months Ended
	Jan. 27, 2017	Mar. 31, 2017
Commercialization Agreement
Initial upfront payment received	$ 2,548,689
Past product and development expense reimbursement received	1,048,689
Additional payment receivable upon achievement	61,000,000
Receivable upon successful completion of a dose ranging study	1,000,000
Receivable upon the first commercial sale of license product for acute indications of diarrhea	2,000,000
Receivable upon the first commercial sale of license product for chronic indications of diarrhea	3,000,000
Deferred collaboration revenue		$ 2,088,989
Elanco
Commercialization Agreement
Initial upfront payment received	2,548,689
Unreimbursed expenses	288,166	288,166
Upfront payment and expense reimbursement recognized as revenue	$ 2,548,689	$ 2,548,689
Estimated development period for revenue recognition (in years)	1 year	1 year
Collaboration revenue recognized from unreimbursed expenses	$ 288,166	$ 288,166
Collaboration revenue recognized from upfront payment and expense reimbursement	459,700	$ 459,700
Deferred collaboration revenue	2,088,989
Elanco | Maximum
Commercialization Agreement
Additional payment receivable upon achievement	61,000,000
Net sales of licensed products exceeding $100 million
Commercialization Agreement
Additional payment receivable upon achievement	25,000,000
Net sales of licensed products exceeding $250 million
Commercialization Agreement
Additional payment receivable upon achievement	$ 30,000,000